Short-Term Borrowings (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)
Short-Term Debt [Line Items]
Proceed from borrowings	¥ 5,000,000	$ 688,023	¥ 7,600,000	¥ 8,000,000
Borrowings repaid amount	7,520,000	$ 1,034,786	7,980,000	8,400,000
Outstanding borrowings amount	4,700,000		7,220,000		$ 646,742
Interest expenses	¥ 198,746		447,955	¥ 435,656
Xiamen International Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Annual interest rate	4.00%				4.00%
Proceed from borrowings	¥ 5,000,000
Borrowings repaid amount	300,000
Outstanding borrowings amount	¥ 4,700,000		¥ 7,220,000
Xiamen International Bank Co., Ltd. [Member] | Short-Term Borrowings [Member]
Short-Term Debt [Line Items]
Maturity period	1 year	1 year
Maturity start date	Dec. 06, 2023	Dec. 06, 2023
Maturity end date	Dec. 06, 2024	Dec. 06, 2024